Summary of significant accounting policies - Disclosure of change in presentation of cash interest paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [table]
Cash provided by operating activities	$ 437	$ 311	$ 297
Less: Interest paid	23	29	34
Cash (used in) provided by financing activities, as previously reported	$ (300)	(235)	1,657
Beginning of year
Disclosure of detailed information about intangible assets [table]
Cash provided by operating activities		282	263
Cash (used in) provided by financing activities, as previously reported		(206)	1,691
Revision of Prior Period, Change in Accounting Principle, Adjustment
Disclosure of detailed information about intangible assets [table]
Add back: Interest paid		29	34
Less: Interest paid		$ 29	$ 34